Taxes	12 Months Ended
Dec. 31, 2024
Taxes
Taxes

Note 13 – Taxes

Below is breakdown of the income tax provisions for the years ended December 31:

	2024	2023
Federal
Current	$—	$—
Deferred	—	—
State and local
Current	(303,321)	473,000
Deferred	—	—
Income tax provision	$(303,321)	$473,000

The expected tax expense (benefit) based on the statutory rate is reconciled with actual tax expense (benefit) as follows:

	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2024	2023
U.S. federal statutory rate	21.0%	21.0%
State taxes	1.9%	9.8%
Deferred tax asset adjustments	(11.5)%	4.3%
Non-deductible amortization of debt discount	(0.4)%	—%
Other non-deductible items	(0.1)%	1.9%
Non-taxable change in profit share liability	(8.6)%	41.7%
Change in valuation allowance	(0.3)%	(70.3)%
Income tax provision	2.6%	8.4%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows at December 31:

	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$3,595,000	$2,751,000
Stock based compensation	799,000	1,517,000
Other	152,000	186,000
Total deferred tax assets	4,546,000	4,454,000
Deferred tax liability:
IRC Section 481(a) adjustment	(125,000)	—

Valuation Allowance	(4,421,000)	(4,454,000)

Net deferred tax asset	$—	$—

As of December 31, 2024, the Company has U.S. federal net operating loss carryovers (“NOLs”) of approximately $16,632,000 available to offset taxable net income in a given year of which $3,769,000 expires from 2035 through 2037 and $12,863,000 does not expire. The Company also has state NOL carryforwards of approximately $2,306,000 which start to expire in 2025. If not used, these NOLs may be subject to limitation under Internal Revenue Code Section 382 should there be a greater than 50% ownership change as determined under the regulations.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon future generation for taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, Management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2024 and 2023, the valuation allowance (decreased) by ($33,000) and $(3,973,000), respectively.

The Company evaluated the provisions of ASC 740-10 related to the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. ASC 740-10 prescribes a comprehensive model for how a company should recognize, present, and disclose uncertain positions that the Company has taken or expects to take in its tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. Differences between tax positions taken or expected to be taken in a tax return and the net benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits.” A liability is recognized (or amount of net operating loss carry forward or amount of tax refundable is reduced) for unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing authority for a tax position that was not recognized as a result of applying the provisions of ASC 740-10.

There were no unrecognized tax benefits as of December 31, 2024. The Company is no longer subject to tax examinations by tax authorities for years prior to 2020. If applicable, interest costs related to the unrecognized tax benefits are required to be calculated and would be classified as “Other expenses – Interest” in the statement of operations. Penalties would be recognized as a component of “General and administrative.” No interest or penalties on unpaid tax were recorded during the years ended December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, no liability for unrecognized tax benefits was required to be reported. The Company does not expect any significant changes in its unrecognized tax benefits in the next year.